UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08962

Franklin Templeton Money Fund Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000

Date of fiscal year end: _6/30

Date of reporting period:  09/30/15

Item 1. Schedule of Investments.

Franklin Templeton Money Fund Trust
Statement of Investments, September 30, 2015 (unaudited)

Franklin Templeton Money Fund	Shares	Value
Mutual Funds (Cost $345,985,289) 100.3%
[a]The Money Market Portfolio	345,985,289	$345,985,289
Other Assets, less Liabilities (0.3)%		(1,173,203)
Net Assets 100.0%		$344,812,086

a Non-income producing.

Quarterly Statement of Investments | See Notes to Statement of Investments.

Franklin Templeton Money Fund Trust

Notes to Statement of Investments (unaudited)

Franklin Templeton Money Fund

1. ORGANIZATION

Franklin Templeton Money Fund Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one fund, Franklin Templeton Money Fund (Fund) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).

The Fund invests substantially all of its assets in The Money Market Portfolio (Portfolio), which is registered under the 1940 Act as an open-end management investment company and applies the specialized accounting and reporting guidance in U.S. GAAP. The accounting policies of the Portfolio, including the Portfolio's security valuation policies, will directly affect the recorded value of the Fund's investment in the Portfolio. The Statement of Investments of the Portfolio is included elsewhere in this report and should be read in conjunction with the Fund's Statement of Investments.

On May 20, 2015, the Fund’s Board of Trustees (the Board) approved a proposal to change the name of the Fund to Franklin Templeton U.S. Government Money Fund, effective November 1, 2015.

2. FINANCIAL INSTRUMENT VALUATION

The Fund holds Portfolio shares that are valued at the closing net asset value of the Portfolio. Under compliance policies and procedures approved by the Board, the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. At September 30, 2015, the Fund owned 1.60% of the Portfolio.

3. INCOME TAXES

At September 30, 2015, the cost of investments for book and income tax purposes was the same.

4. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At September 30, 2015, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 1 inputs.

5. MONEY FUND REFORM

In July 2014, the Securities and Exchange Commission (SEC) adopted amendments to the rules that govern money market mutual funds under the 1940 Act, to reform the structure and operations of these funds. In connection with amendments to the rules the Board approved changes to the Fund’s investment policies to allow the Fund to qualify and begin operating as a U.S. government money market fund, effective November 1, 2015. The Fund will invest, through the Portfolio, at least 99.5% of its total assets in U.S. government securities, cash and repurchase agreements collateralized fully by U.S. government securities or cash. The Fund will continue to use the amortized cost method of valuation to seek to maintain a stable $1.00 share price and does not currently intend to impose liquidity fees or redemption gates on Fund redemptions. The Fund is implementing the various amendments as they become effective at various dates through October 2016.

6. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The Money Market Portfolios

Statement of Investments, September 30, 2015 (unaudited)

The Money Market Portfolio	Principal Amount*	Value
Investments 100.0%
Certificates of Deposit 14.4%
Bank of Montreal, Chicago Branch, 0.14%, 10/05/15	250,000,000	$250,000,000
Bank of Montreal, Chicago Branch, 0.14%, 10/06/15	250,000,000	250,000,000
Bank of Montreal, Chicago Branch, 0.15%, 10/13/15	270,000,000	270,000,000
Bank of Montreal, Chicago Branch, 0.17%, 10/13/15	375,000,000	375,000,000
Bank of Nova Scotia, Houston Branch, 0.23%, 10/01/15	200,000,000	200,000,000
Bank of Nova Scotia, Houston Branch, 0.13%, 10/16/15	150,000,000	150,000,000
Bank of Nova Scotia, Houston Branch, 0.23%, 10/26/15	350,000,000	350,001,215
Bank of Nova Scotia, Houston Branch, 0.23%, 10/27/15	150,000,000	150,000,000
Bank of Nova Scotia, Houston Branch, 0.23%, 10/27/15	200,000,000	200,000,000
Bank of Nova Scotia, Houston Branch, 0.25%, 10/29/15	70,000,000	70,002,171
Bank of Nova Scotia, Houston Branch, 0.21%, 10/30/15	250,000,000	250,000,000
The Toronto-Dominion Bank, New York Branch, 0.155%, 10/07/15	150,000,000	150,000,000
The Toronto-Dominion Bank, New York Branch, 0.22%, 10/15/15	110,000,000	110,000,000
The Toronto-Dominion Bank, New York Branch, 0.18%, 10/21/15	150,000,000	150,000,000
The Toronto-Dominion Bank, New York Branch, 0.28% - 0.30%, 10/02/15 - 10/27/15	200,000,000	200,002,520
Total Certificates of Deposit (Cost $3,125,005,906)		3,125,005,906
[a]Commercial Paper 53.2%
Chevron Corp., 10/07/15 - 10/08/15	175,000,000	174,995,847
Chevron Corp., 10/09/15 - 10/16/15	210,000,000	209,990,846
Chevron Corp., 10/20/15	322,000,000	321,974,508
Chevron Corp., 10/21/15 - 10/28/15	198,500,000	198,481,866
Chevron Corp., 10/30/15	128,000,000	127,986,998
Coca-Cola Co., 10/08/15 - 10/14/15	151,200,000	151,194,152
Export Development Canada, 10/05/15 (Canada)	252,000,000	251,995,157
Export Development Canada, 10/19/15 - 10/20/15 (Canada)	125,000,000	124,989,417
Export Development Canada, 10/23/15 - 10/30/15 (Canada)	125,000,000	124,986,993
Exxon Mobil Corp., 10/08/15	100,000,000	99,997,472
Exxon Mobil Corp., 10/09/15	247,700,000	247,692,294
Exxon Mobil Corp., 10/19/15	200,000,000	199,988,000
Exxon Mobil Corp., 10/21/15	50,000,000	49,996,667
Exxon Mobil Corp., 10/22/15	335,000,000	334,975,762
Exxon Mobil Corp., 10/23/15	145,000,000	144,988,481
Google Inc., 10/07/15 - 10/20/15	164,300,000	164,290,824
Johnson & Johnson, 10/02/15	343,815,000	343,813,934
Johnson & Johnson, 10/22/15	300,000,000	299,973,750
Johnson & Johnson, 10/26/15	146,250,000	146,238,828
Johnson & Johnson, 10/29/15	160,000,000	159,982,578
Microsoft Corp., 10/07/15	655,000,000	654,987,981
Microsoft Corp., 10/29/15	90,000,000	89,988,800
Nestle Capital Corp., 10/06/15 (Switzerland)	100,000,000	99,998,333
Nestle Finance International Ltd., 10/07/15 - 10/08/15 (Switzerland)	200,000,000	199,995,667
Nestle Finance International Ltd., 10/26/15 - 10/28/15 (Switzerland)	150,000,000	149,983,750
PepsiCo Inc., 10/05/15	257,500,000	257,497,139
PepsiCo Inc., 10/06/15	240,000,000	239,996,667
PepsiCo Inc., 10/13/15	50,000,000	49,997,833
Pfizer Inc., 10/05/15	74,400,000	74,399,091
Pfizer Inc., 10/23/15	200,000,000	199,982,889
Pfizer Inc., 10/26/15	146,000,000	145,986,819
Pfizer Inc., 10/28/15	100,000,000	99,988,750
Pfizer Inc., 10/29/15	313,300,000	313,268,322
Procter & Gamble Co., 10/05/15	14,000,000	13,999,782
Province of British Columbia, 10/02/15 - 10/19/15 (Canada)	171,952,000	171,945,272
Province of British Columbia, 10/21/15 - 10/23/15 (Canada)	201,300,000	201,282,812
Province of British Columbia, 10/26/15 (Canada)	57,000,000	56,994,458
Province of Ontario, 10/01/15 - 10/05/15 (Canada)	170,000,000	169,998,400
Province of Ontario, 10/06/15 - 10/23/15 (Canada)	123,300,000	123,294,399
Province of Quebec, 10/05/15 (Canada)	250,000,000	249,996,944
Province of Quebec, 10/21/15 (Canada)	350,000,000	349,968,889
Royal Bank of Canada, 10/06/15 (Canada)	150,000,000	149,993,125
Royal Bank of Canada, 10/09/15 (Canada)	200,000,000	199,991,111

Quarterly Statement of Investments | See Notes to Statements of Investments.

The Money Market Portfolios

Statement of Investments, September 30, 2015 (unaudited) (continued)
Royal Bank of Canada, 10/14/15 (Canada)	250,000,000	249,990,972
Royal Bank of Canada, 10/21/15 (Canada)	100,000,000	99,990,556
Royal Bank of Canada, 10/26/15 (Canada)	250,000,000	249,963,542
The Toronto-Dominion Bank, 10/30/15 (Canada)	15,000,000	14,996,375
Total Capital Canada Ltd., 10/08/15 (Canada)	302,000,000	301,991,192
Total Capital Canada Ltd., 10/13/15 - 10/15/15 (Canada)	153,750,000	153,741,617
Total Capital Canada Ltd., 10/29/15 (Canada)	391,500,000	391,438,454
United Parcel Service Inc., 10/01/15	245,000,000	245,000,000
United Parcel Service Inc., 10/02/15	300,000,000	299,998,667
United Parcel Service Inc., 10/05/15	200,000,000	199,997,667
United Parcel Service Inc., 10/07/15	200,000,000	199,996,333
United Parcel Service Inc., 10/08/15	150,000,000	149,996,792
United Parcel Service Inc., 10/13/15	150,000,000	149,994,500
United Parcel Service Inc., 10/30/15	250,000,000	249,973,819
Wal-Mart Stores Inc., 10/14/15	200,000,000	199,988,444
Wal-Mart Stores Inc., 10/30/15	230,000,000	229,972,207
Total Commercial Paper (Cost $11,529,102,744)		11,529,102,744
U.S. Government and Agency Securities 30.0%
[a]FHLB,
10/02/15	247,000,000	246,999,523
10/07/15	300,000,000	299,995,667
10/09/15	388,000,000	387,991,080
10/14/15	311,874,000	311,856,154
10/16/15	135,000,000	134,991,563
10/21/15	200,000,000	199,983,889
11/03/15	59,500,000	59,489,092
11/04/15	511,000,000	510,927,542
11/06/15	427,500,000	427,455,652
11/09/15	327,600,000	327,546,392
11/12/15	291,000,000	290,929,475
11/25/15	51,200,000	51,194,524
[a]FHLMC, 10/06/15	50,100,000	50,099,930
a, [b]International Bank for Reconstruction and Development,
10/05/15 (Supranational)	300,000,000	299,997,889
10/06/15 (Supranational)	400,000,000	399,996,389
10/08/15 (Supranational)	200,000,000	199,994,167
11/02/15 (Supranational)	300,000,000	299,976,000
[a]U.S. Treasury Bill,
10/01/15 - 10/08/15	140,000,000	139,998,138
10/15/15	150,000,000	149,994,021
12/10/15	150,000,000	149,973,653
12/17/15	150,000,000	149,966,152
12/24/15	150,000,000	149,973,458
1/07/16	100,000,000	99,977,984
1/14/16	300,000,000	299,914,031
1/21/16	100,000,000	99,959,050
2/04/16	337,500,000	337,252,484
2/18/16 - 3/03/16	175,000,000	174,820,771
3/10/16	50,000,000	49,943,091
9/15/16	200,000,000	199,361,736
Total U.S. Government and Agency Securities (Cost $6,500,559,497)		6,500,559,497
[c]Repurchase Agreements 2.4%
Barclays Capital Inc., 0.06%, 10/01/15 (Maturity Value $60,000,100)
Collateralized by U.S. Treasury Notes, 1.00%, 8/15/18 (valued at $61,519,913)	60,000,000	60,000,000
Federal Reserve Bank, 0.05%, 10/01/15 (Maturity Value $300,000,417)
Collateralized by U.S. Treasury Notes, 2.75%, 2/15/19 (valued at $300,000,448)	300,000,000	300,000,000
Goldman Sachs & Co., 0.11%, 10/01/15 (Maturity Value $100,000,306)
Collateralized by U.S. Government and Agency Securities, 1.70%, 2/16/20 (valued at
$102,195,191)	100,000,000	100,000,000
HSBC Securities Inc., 0.07%, 10/01/15 (Maturity Value $25,000,049)
Collateralized by U.S. Government and Agency Securities, 0.90% - 5.125%, 8/25/16 –1/04/17 (valued at $25,504,429)
	25,000,000	25,000,000

The Money Market Portfolios
Statement of Investments, September 30, 2015 (unaudited) (continued)
Merrill Lynch, Pierce, Fenner & Smith Inc., 0.10%, 10/01/15 (Maturity Value
$30,000,083)
Collateralized by U.S. Treasury Notes, 1.375%, 3/31/20 (valued at $30,597,971)	30,000,000	30,000,000
Total Repurchase Agreements (Cost $515,000,000)		515,000,000
Total Investments (Cost $21,669,668,147) 100.0%		21,669,668,147
Other Assets, less Liabilities (0.0)%†		(674,465)
Net Assets 100.0%		$21,668,993,682

*	The principal amount is stated in U.S. dollars unless otherwise indicated.
†	Rounds to less than 0.1% of net assets.
[a]	The security is traded on a discount basis with no stated coupon rate.
[b]	A supranational organization is an entity formed by two or more central governments through international treaties.
[c]	At September 30, 2015, all repurchase agreements had been entered into on that date.

ABBREVIATIONS
Selected Portfolio

FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corp.

The Money Market Portfolios

Notes to Statement of Investments (unaudited)

The Money Market Portfolio

1. ORGANIZATION

The Money Market Portfolios (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one portfolio, The Money Market Portfolio (Portfolio) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles.

On May 20, 2015, the Portfolio’s Board of Trustees (the Board) approved a proposal to change the name of the Portfolio to The U.S. Government Money Market Portfolio, effective November 1, 2015.

2. FINANCIAL INSTRUMENT VALUATION

Securities are valued at amortized cost, which approximates fair value. Amortized cost is an income-based approach which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. Under compliance policies and procedures approved by the Board, the Portfolio’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Portfolio’s valuation policies and procedures, which are approved annually by the Board.

3. INCOME TAXES

At September 30, 2015, the cost of investments for book and income tax purposes was the same.

4. FAIR VALUE MEASUREMENTS

The Portfolio follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Portfolio's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Portfolio’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level. Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities were valued using Level 2 inputs.

For movements between the levels within the fair value hierarchy, the Portfolio has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At September 30, 2015, all of the Portfolio’s investments in financial instruments carried at fair value were valued using Level 2 inputs.

5. MONEY FUND REFORM

In July 2014, the Securities and Exchange Commission (SEC) adopted amendments to the rules that govern money market mutual funds under the 1940 Act, to reform the structure and operations of these funds. In connection with amendments to the rules the Board approved changes to the Portfolio’s investment policies to allow the Portfolio to qualify and begin operating as a U.S. government money market fund, effective November 1, 2015. The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash and repurchase agreements collateralized fully by U.S. government securities or cash. The Portfolio will continue to use the amortized cost method of valuation to seek to maintain a stable $1.00 share price and does not currently intend to impose liquidity fees or redemption gates on Portfolio redemptions. The Portfolio is implementing the various amendments as they become effective at various dates through October 2016.

6. SUBSEQUENT EVENTS

The Portfolio has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Portfolio's significant accounting policies, please refer to the Portfolio's most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON MONEY FUND TRUST

By /s/ Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer –

Finance and Administration

Date  November 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer –

Finance and Administration

Date  November 25, 2015

By /s/ Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and

Chief Accounting Officer

Date  November 25, 2015